Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents
Schedule of cash and cash equivalents

		2021	2020

Cash
Domestic market		676,083	111,278
Foreign market	(i)	4,374,739	1,835,685
Cash equivalents:
Domestic market		1,141,221	8,271,312
Foreign market	(i)	2,488,643	3,644,577
Total		8,680,686	13,862,852

(i)	As of December 31, 2021, it includes cash of R$1,267,582 of cash and R$505,749 of cash equivalents (2020: R$284,856 of cash and R$619,577 of cash equivalents) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.